Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Cost:
Balance	$ 792,295	$ 734,560
Measurement period adjustments	(1,186)	463
Initially consolidated company	62,980	48,980
Purchases	11,707	12,474
Disposals		(927)
Loss of Control	(315,120)
Exchange rate differences from translation of foreign operations	51,267	(3,255)
Balance	601,943	792,295
Cost [Member] | Customer relationship [Member]
Cost:
Balance	352,375	327,102
Measurement period adjustments	(436)	3,074
Initially consolidated company	32,841	24,406
Purchases		159
Disposals
Loss of Control	(79,958)
Exchange rate differences from translation of foreign operations	34,765	(2,366)
Balance	339,587	352,375
Cost [Member] | Capitalized Software costs [Member]
Cost:
Balance	293,731	292,868
Measurement period adjustments		(10,010)
Initially consolidated company
Purchases	10,121	11,605
Disposals		(495)
Loss of Control	(136,633)
Exchange rate differences from translation of foreign operations	6,730	(237)
Balance	173,949	293,731
Cost [Member] | Acquired technology [member]
Cost:
Balance	132,366	100,975
Measurement period adjustments	(811)	6,937
Initially consolidated company	30,139	24,437
Purchases	1,547	568
Disposals
Loss of Control	(97,024)
Exchange rate differences from translation of foreign operations	7,660	(551)
Balance	73,877	132,366
Cost [Member] | Other [Member]
Cost:
Balance	13,823	13,615
Measurement period adjustments	61	462
Initially consolidated company		137
Purchases	39	142
Disposals		(432)
Loss of Control	(1,505)
Exchange rate differences from translation of foreign operations	2,112	(101)
Balance	14,530	13,823
Accumulated depreciation [Member]
Cost:
Balance	575,219	527,632
Measurement period adjustments	61	445
Disposals		(927)
Loss of Control	(224,301)
Exchange rate differences from translation of foreign operations	24,289	(1,255)
Balance	454,322	575,219
Accumulated amortization:
Amortization	79,054	49,324
Accumulated depreciation [Member] | Customer relationship [Member]
Cost:
Balance	222,635	194,914
Measurement period adjustments		1,410
Disposals
Loss of Control	(42,136)
Exchange rate differences from translation of foreign operations	19,571	(565)
Balance	250,389	222,635
Accumulated amortization:
Amortization	50,319	26,876
Accumulated depreciation [Member] | Capitalized Software costs [Member]
Cost:
Balance	249,913	244,974
Measurement period adjustments		(6,225)
Disposals		(495)
Loss of Control	(109,055)
Exchange rate differences from translation of foreign operations	2,722	(100)
Balance	154,785	249,913
Accumulated amortization:
Amortization	11,205	11,759
Accumulated depreciation [Member] | Acquired technology [member]
Cost:
Balance	95,518	81,947
Measurement period adjustments		4,814
Disposals
Loss of Control	(71,605)
Exchange rate differences from translation of foreign operations	743	(451)
Balance	40,897	95,518
Accumulated amortization:
Amortization	16,241	9,208
Accumulated depreciation [Member] | Other [Member]
Cost:
Balance	7,153	5,797
Measurement period adjustments	61	446
Disposals		(432)
Loss of Control	(1,505)
Exchange rate differences from translation of foreign operations	1,253	(139)
Balance	8,251	7,153
Accumulated amortization:
Amortization	1,289	1,481
Accumulated depreciation [Member]
Accumulated amortization:
Depreciation cost	147,621	217,076
Accumulated depreciation [Member] | Customer relationship [Member]
Accumulated amortization:
Depreciation cost	89,198	129,740
Accumulated depreciation [Member] | Capitalized Software costs [Member]
Accumulated amortization:
Depreciation cost	19,164	43,818
Accumulated depreciation [Member] | Acquired technology [member]
Accumulated amortization:
Depreciation cost	32,980	36,848
Accumulated depreciation [Member] | Other [Member]
Accumulated amortization:
Depreciation cost	$ 6,279	$ 6,670